VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2012
VALUATION AND QUALIFYING ACCOUNTS
4.	VALUATION AND QUALIFYING ACCOUNTS

Information related to the Companies’ allowance for doubtful receivables was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Balance at the beginning of the year	¥100	¥114	¥82	$1,213
Increase due to change in scope of consolidation (Note 7)			28
Charged to costs and expenses	9	13	36	109
Balances written-off/reversed	(39)	(27)	(32)	(473)

Balance at the end of the year	¥70	¥100	¥114	$849

Information related to the Companies’ allowance for returns was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Balance at the beginning of the year	¥1,517	¥1,915	¥2,198	$18,408
Increase due to change in scope of consolidation (Note 7)			15
Charged to costs and expenses	1,390	1,517	1,915	16,867
Balances utilized	(1,517)	(1,915)	(2,213)	(18,408)

Balance at the end of the year	¥1,390	¥1,517	¥1,915	$16,867